Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Profit/(loss) for the period		136.5	36.4	(337.3)	(167.5)	(128.0)
Taxation		32.0	39.6	(12.3)	—	40.9
Net financing costs/(income)		74.4	62.1	35.5	(0.1)	115.7
Depreciation	12	35.9	43.3	20.3	—	11.3
Amortization	13	6.5	7.8	1.5	—	1.2
EBITDA		285.3	189.2	(292.3)	(167.6)	41.1
Net purchase-price adjustment-inventory step up		—	—	37.0	—	—
Net purchase-price adjustment for cash flow hedge accounting		—	—	4.9	—	—
Charge related to Founder Preferred Shares Annual Dividend Amount	27	—	—	349.0	165.8	—
(Credit)/charge relating to Warrant Redemption Liability	25	—	—	(0.4)	0.4	—
Exceptional items	7	37.2	134.5	58.1	0.7	84.3
Other add-backs		5.6	1.2	—	—	—
Adjusted EBITDA		328.1	324.9	156.3	(0.7)	125.4
Unallocated corporate costs		—	—	2.5	0.7	—
Frozen Adjusted EBITDA		328.1	324.9	158.8	—	125.4

External Revenue and Non-current Assets by Geography
External revenue by geography

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
United Kingdom	411.9	437.5	288.6	—	225.0
Italy	371.4	348.5	205.2	—	169.7
Germany	300.3	267.8	150.0	—	124.2
Sweden	208.0	218.2	35.5	—	—
France	170.0	168.9	41.0	—	—
Norway	123.3	122.6	19.6	—	—
Austria	96.7	92.9	51.8	—	45.0
Spain	81.2	82.6	13.1	—	—
Rest of Europe	193.8	188.7	89.4	—	76.4
Total external revenue by geography	1,956.6	1,927.7	894.2	—	640.3
Non-current assets by geography

	Successor	Successor
	December 31, 2017	December 31, 2016
	€m	€m
Germany	126.4	118.0
United Kingdom	94.8	77.5
Italy	55.0	59.1
Sweden	26.5	44.6
France	16.7	18.4
Norway	15.7	13.3
Rest of Europe	20.2	6.1
Total non-current assets by geography	355.3	337.0